Accounts Receivable and Factoring (Details Narrative) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Percentage of factored receivable	90.00%
Minimum percentage of reserve held back by Factor	10.00%
Percentage of factor fee paid daily	0.10%
Loan payable to factor		$ 36,138		$ 14,984
Total accounts receivable factored		238,349	67,162	107,564
Factor fees		5,785	2,297	3,872
Outstanding accounts receivable factored		40,154	14,264	14,264	8,841
Due from factor		$ 2,942		$ 0